Share Capital - Option fair value assumptions (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Jun. 30, 2024 yr $ / shares
Share Capital
Expected stock price volatility	90.00%	78.00%
Risk-free interest rate	2.90%	4.37%
Expected life of options | yr	5	5
Stock price on date of grant | $ / shares	$ 1.26	$ 2.87